Dear Fellow Shareholder:

I am pleased to enclose the annual report for the Matthews International Funds for the year ended August 31, 1996. The last twelve months has been an eventful period for the Tiger markets of Asia, reflecting both the considerable progress made by these young economies and the many challenges common to countries developing at such a rapid pace. Many of the region's stock markets have showed strong returns in this period, while a few have suffered from a combination of slowing exports and structural challenges. In general we are pleased with the performance of two of the funds in the series, with Matthews Pacific Tiger Fund showing a total return of 10.64% in the period and Matthews Asian Convertible Securities Fund 10.24%, but we are disappointed with the performance of the Korean market in this period and the Matthews Korea Fund's decline of 20.11%.

The economic performance of the Asian Tigers remains impressive, in spite of slowing export growth in general, and weaker demand for electronics exports in particular. The long term attractions of the region continue to be reflected in inward capital investment and Asia's role on the world stage is a growing one. Throughout the region, the current year will see real economic growth after adjusting for inflation of between 5 and 7 percent. While this reflects a generally slower period of growth than many of these countries are accustomed to, it is still substantially higher than that achieved by the majority of developed nations. The economy of mainland China has shown marked signs of slowing to more sustainable levels of growth, while the reported inflation numbers have also shown considerable improvement. In general the stabilization of the mainland economy is one of the most encouraging developments over the last year, as China's potential as a trading partner remains one of the key attractions of the surrounding Tiger countries.

For all three of the portfolios in the series we continue our focus on identifying high quality growth companies that will benefit from the long-term growth trends in the region.

Thank you for your support.

Sincerely,


/s/ G. Paul Matthews

G. Paul Matthews
President, Matthews International Funds

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

-------------------------------------------------------------------------------
The graph below compares the increase in value of a $10,000 investment in Matthews Pacific Tiger Fund and Matthews Asian Convertible Securities Fund with the performance of the MSCI AC Far East ex Japan Index with gross dividends in U.S. dollars. The average annual total return of Matthews Pacific Tiger Fund and Matthews Asian Convertible Fund for one year was 10.64% and 10.24%, respectively, and from inception, 4.27% and 5.70%, respectively.


                     Pacific Tiger & Asian Conv. Sec. Funds
                   (Assuming $10,000 invested at inception)


                           [LINE GRAPH APPEARS HERE]


                       Matthews Pacific  MSCI AC Far East    Matthews Asian
                       Tiger Fund        ex Japan Index      Conv. Sec. Fund
                       ----------------  ----------------    ---------------
      9/12/94              10000               10000             10000
11/94                       9720                9329              9930
2/95                        9241                8879              9722
5/95                        9723                9447             10284
8/95                        9793                8873             10089
11/95                       9432                8784             10191
2/96                       10965                9563             11124
5/96                       11186               10185             11228
8/96                       10835                9658             11122


The graph below compares the increase in value of a $10,000 investment in Matthews Korea Fund with the performance of the Korea Stock Price Index. The average annual total return of Matthews Korea Fund for one year was (20.11%) and from inception was (18.08%).


                                  Korea Fund
                   (Assuming $10,000 invested at inception)

                           [LINE GRAPH APPEARS HERE]

                               Matthews Korea   Korea Stock
                               Fund             Price Index
                               --------------   -------------
      1/2/95                   10000            10000
2/95                            9000             8621
5/95                            8960             8590
9/95                            9130             8897
11/95                           9230             9061
2/96                            8404             8301
5/96                            8636             8790
8/96                            7294             7620

GENERAL MARKET AND ECONOMIC INFORMATION

--------------------------------------------------------------------------------

             Asia ex-Japan vs. US and International Stock Markets

                          December 1987 - August 1996


                             [GRAPH APPEARS HERE]

                      MSCI All      MSCI All
                    Country Far   Country Far
                     East (ex      East Free
                      Japan)       (ex Japan)       S&P 500
                      Index          Index           Index
               -----------------------------------------------
         Dec-87         100.000        100.000         247.08
         Jan-88         111.875        104.964         257.07
         Feb-88         118.556        105.719         267.82
         Mar-88         121.832        111.196         258.89
         Apr-88         133.423        115.877         261.33
         May-88         139.647        114.918         262.16
         Jun-88         147.028        124.809         273.50
         Jul-88         163.590        127.023         272.02
         Aug-88         170.696        116.102         261.52
         Sep-88         179.540        116.601         271.91
         Oct-88         166.082        122.346         278.97
         Nov-88         176.672        123.616         273.70
         Dec-88         166.649        125.844         277.72
         Jan-89         183.769        140.637         297.47
         Feb-89         193.006        139.497         288.86
         Mar-89         202.814        141.885         294.87
         Apr-89         212.544        150.758         309.64
         May-89         227.925        143.780         319.05
         Jun-89         215.129        133.152         317.98
         Jul-89         221.614        144.729         346.08
         Aug-89         229.873        141.955         351.45
         Sep-89         238.061        151.023         349.15
         Oct-89         232.432        148.167         340.36
         Nov-89         225.130        154.084         345.99
         Dec-89         233.500        161.086         353.40
         Jan-90         260.016        160.572         329.08
         Feb-90         253.721        166.625         331.89
         Mar-90         239.080        167.037         339.94
         Apr-90         214.150        159.666         330.80
         May-90         209.808        175.043         361.20
         Jun-90         189.862        178.792         358.02
         Jul-90         196.345        189.255         356.15
         Aug-90         159.277        161.669         322.56
         Sep-90         136.582        136.631         306.05
         Oct-90         152.898        144.822         304.00
         Nov-90         158.707        139.158         322.22
         Dec-90         163.328        145.503         330.22
         Jan-91         159.965        153.079         343.93
         Feb-91         182.808        171.604         367.07
         Mar-91         187.534        179.033         375.22
         Apr-91         194.959        176.564         375.34
         May-91         192.401        178.636         389.83
         Jun-91         191.723        173.389         371.16
         Jul-91         196.134        178.807         387.81
         Aug-91         185.375        174.227         395.43
         Sep-91         187.801        168.907         387.86
         Oct-91         183.901        171.045         392.45
         Nov-91         184.664        176.083         375.22
         Dec-91         189.158        184.445         417.09
         Jan-92         209.405        197.051         408.78
         Feb-92         206.851        203.598         412.70
         Mar-92         201.532        201.430         403.69
         Apr-92         204.854        208.239         414.95
         May-92         212.495        222.082         415.35
         Jun-92         216.059        225.783         408.14
         Jul-92         206.309        219.426         424.22
         Aug-92         200.634        211.730         414.03
         Sep-92         199.335        215.564         417.80
         Oct-92         216.062        234.484         418.68
         Nov-92         212.593        225.580         431.35
         Dec-92         205.798        218.483         435.71
         Jan-93         209.367        225.016         438.78
         Feb-93         226.861        237.865         443.38
         Mar-93         231.548        237.368         451.67
         Apr-93         246.103        257.741         440.19
         May-93         255.182        272.184         450.19
         Jun-93         247.089        264.651         450.53
         Jul-93         246.342        265.800         448.13
         Aug-93         257.286        287.582         463.56
         Sep-93         266.650        298.129         458.93
         Oct-93         305.869        352.642         467.83
         Nov-93         312.210        349.753         461.79
         Dec-93         391.081        434.341         466.45
         Jan-94         376.602        404.280         481.61
         Feb-94         355.114        380.620         467.14
         Mar-94         321.529        338.337         445.76
         Apr-94         338.982        353.451         450.91
         May-94         351.207        368.099         456.51
         Jun-94         341.442        351.122         444.27
         Jul-94         363.292        370.226         458.26
         Aug-94         388.622        399.772         475.50
         Sep-94         393.384        392.665         462.71
         Oct-94         392.537        399.837         472.35
         Nov-94         362.554        361.197         453.69
         Dec-94         362.133        351.775         459.27
         Jan-95         323.158        313.633         470.42
         Feb-95         345.043        344.902         487.38
         Mar-95         350.315        345.545         500.71
         Apr-95         341.778        341.572         514.71
         May-95         367.134        382.626         533.40
         Jun-95         361.356        376.384         544.75
         Jul-95         363.929        381.723         562.06
         Aug-95         344.831        362.973         561.88
         Sep-95         355.151        368.787         584.41
         Oct-95         349.486        362.609         581.50
         Nov-95         341.365        358.386         605.37
         Dec-95         355.519        375.729         615.93
         Jan-96         372.221        409.658         636.02
         Feb-96         371.641        407.665         640.43
         Mar-96         378.199        410.176         645.50
         Apr-96         406.109        420.916         654.17
         May-96         395.812        416.105         669.12
         Jun-96         393.298        407.157         670.63




Economic Statistics (as of 6/30/96)

                 Population     '96e Real     '97e Real         '95 GDP         1995 GDP per        1996e
   Market        (millions)     GDP Growth    GDP Growth     (US$ billions)     capital (US$)      inflation
U.S                 263           2.0%           1.9%            7,248             27,528             3.0%
Japan               125           1.8%           2.3%            5,027             40,072             0.5%
China             1,208          10.5%          10.5%              655                533            10.5%
Hong Kong             7           5.0%           5.0%              144             23,207             7.8%
Indonesia           203           7.4%           7.3%              198              1,014             8.8%
Malaysia             21           8.0%           7.5%               86              4,279             3.8%
Philippines          68           6.9%           7.5%               74              1,083             8.1%
Singapore             3           7.8%           7.3%               84             12,287             1.9%
South Korea          45           6.8%           7.3%              456             10,182             5.0%
Taiwan               21           5.0%           5.5%              261             12,365             3.1%
Thailand             60           8.0%           7.5%              166              2,759             5.8%


                        1997e        Prime Lending        '96e Current A/C
                      inflation          rates               (% of GDP)
U.S                     3.2%              8.5%                 (2.1%)
Japan                   1.0%              1.6%                  1.7%
China                   9.4%             12.1%                  0.3%
Hong Kong               8.0%              8.8%                 (1.1%)
Indonesia               8.4%             19.3%                 (4.4%)
Malaysia                3.5%              8.2%                 (7.6%)
Philippines             6.4%             14.6%                 (2.9%)
Singapore               2.5%              6.3%                 12.4%
South Korea             5.0%             10.8%                 (2.2%)
Taiwan                  3.4%              7.8%                  1.7%
Thailand                4.9%             13.8%                 (8.0%)

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  August 31, 1996

-------------------------------------------------------------------------------

MATTHEWS PACIFIC TIGER FUND

                                                                      MARKET
                                                           SHARES      VALUE
                                                          --------- -----------

EQUITIES -- 90.53%
HONG KONG -- 48.08%
Chen Hsong Holdings......................................   704,000 $   405,137
Cheung Kong Holdings, Ltd. ..............................    69,000     484,081
Cheung Kong Infrastructure Holdings**....................   132,000     215,940
Chevalier International Holdings......................... 1,920,000     335,200
China Resources Enterprises, Ltd. .......................   520,000     467,366
China Travel International Investment, Ltd. ............. 2,064,000     593,894
Citic Pacific, Ltd. .....................................   106,000     466,073
Dah Sing Financial Group.................................    99,600     325,873
Giordano International, Ltd. ............................   402,000     332,717
HSBC Holdings PLC........................................    31,200     538,648
JCG Holdings, Ltd. ......................................   470,000     401,153
Joyce Boutique Holdings.................................. 1,066,000     282,605
Li & Fung, Ltd. .........................................   446,000     403,740
Moulin International Holdings, Ltd. .....................   800,000     434,518
New Asia Realty & Trust Co. .............................   120,000     441,502
New World Development Co., Ltd. .........................   100,000     484,953
New World Infrastructure, Ltd.**.........................   150,000     353,046
Qingling Motors Co. ..................................... 1,154,000     443,978
Sino Hotels Holdings, Ltd. .............................. 1,450,000     421,909
Tingyi Holdings Co.**.................................... 1,764,000     412,901
                                                                    -----------
TOTAL HONG KONG..........................................             8,245,234
                                                                    -----------
INDONESIA -- 2.74%
Pt Lippo Life Insurance..................................    60,000      51,238
Pt Kawasan Industri Jababeka.............................   215,000     282,291
Pt Steady Safe Transportation............................   162,695     135,463
                                                                    -----------
TOTAL INDONESIA..........................................               468,992
                                                                    -----------
KOREA -- 6.62%
Chonggu Housing & Construction...........................    14,000     328,105
Housing & Commercial Bank**..............................     5,100     110,186
Hyundai Engineering & Construction Co.**.................     3,000     113,885
Kyung Won Century Co.**..................................     8,000     274,397
Samsung Electronics Co. .................................        10         779
Samsung Electronics Co. (New)**..........................       108       8,028
Samsung Securities Co., Ltd. ............................    10,000     278,303
Samsung Securities Co., Ltd. (New).......................       800      21,996
                                                                    -----------
TOTAL KOREA..............................................             1,135,679
                                                                    -----------
MALAYSIA -- 13.37%
Berjaya Sports Toto Berhad...............................    97,000     359,807
Cycle & Carriage Bintang Berhad, Ltd. ...................    62,000     397,803
DCB Holdings Berhad......................................    57,000     173,718
Public Bank Berhad.......................................   133,330     255,571

                                                                   MARKET
                                                        SHARES      VALUE
                                                       --------- -----------

Resorts World Berhad..................................    65,000 $   354,493
Shah Alam Properties Berhad**.........................    80,000     394,594
Talam Corp. Berhad....................................   250,000     356,899
                                                                 -----------
TOTAL MALAYSIA........................................             2,292,885
                                                                 -----------
PHILIPPINES -- 2.30%
Manila Electric Co. ..................................    15,600     119,702
Metropolitan Bank & Trust Co. ........................    11,492     274,206
                                                                 -----------
TOTAL PHILIPPINES.....................................               393,908
                                                                 -----------
SINGAPORE -- 5.79%
Osprey Maritime, Ltd. ................................   257,500     347,625
Parkway Holdings, Ltd. ...............................   110,000     345,509
Wing Tai Holdings, Ltd. ..............................   140,000     300,455
                                                                 -----------
TOTAL SINGAPORE.......................................               993,589
                                                                 -----------
THAILAND -- 11.63%
Bank of Ayudhya Public Co., Ltd. .....................    85,250     384,055
Central Pattana Public Co., Ltd. .....................    99,000     410,788
Industrial Finance Corp. .............................   100,067     407,307
Siam Cement Public Co., Ltd. .........................     9,500     364,908
Thai Engine Manufacturing.............................    45,000     426,793
                                                                 -----------
TOTAL THAILAND........................................             1,993,851
                                                                 -----------
TOTAL EQUITIES
 (Cost $15,401,785)...................................            15,524,138
                                                                 -----------
                                                         FACE      MARKET
                                                        AMOUNT      VALUE
                                                       --------- -----------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 4.41%
Far Eastern Department Stores
 3.000%, due 07/06/01.................................  $350,000     348,250
President Enterprises
 0.000%, due 07/22/01**+..............................   260,000     407,550
                                                                 -----------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $689,666)......................................               755,800
                                                                 -----------
TOTAL INVESTMENTS -- 94.94%*
 (Cost $16,091,451)...................................            16,279,938
                                                                 -----------
CASH AND OTHER ASSETS,
 LESS LIABILITIES -- 5.06%............................               868,119
                                                                 -----------
NET ASSETS -- 100%....................................           $17,148,057
                                                                 ===========

* Cost for Federal income tax purposes is $16,091,451 and net unrealized appreciation consists of:

   Gross unrealized
    appreciation........... $1,026,801
   Gross unrealized
    depreciation...........   (838,314)
                            ----------
   Net unrealized
    appreciation........... $  188,487
                            ==========

**Non-income producing securities
+ Convertible bond with put option


                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  August 31, 1996

--------------------------------------------------------------------------------

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                                                                       MARKET
                                                             SHARES    VALUE
                                                            -------- ----------
EQUITIES -- 9.03%
HONG KONG -- 5.95%
China Hong Kong Photo Products, Ltd........................   21,387 $   10,095
Citic Pacific (UBS) Warrants**.............................  140,000     29,330
CP Pokphand Co.............................................   25,000      8,487
Cross-Harbour Tunnel Co....................................   20,000     43,840
HSBC Holdings PLC Warrants** ..............................    4,000     69,057
Peregrine Investment Holdings, Ltd.........................   24,000     33,830
Peregrine Investment Holdings, Ltd. Warrants**.............    1,400        228
                                                                     ----------
TOTAL HONG KONG............................................             194,867
                                                                     ----------
MALAYSIA -- 0.50%
Renong Berhad Warrants**...................................   40,000     16,522
                                                                     ----------
SOUTH KOREA -- 1.90%
Korea Kumho Petrochemical..................................    5,000     31,736
Samsung Electronics Co.....................................      330     25,699
Samsung Electronics Co. (New)**............................       63      4,683
                                                                     ----------
TOTAL SOUTH KOREA..........................................              62,118
                                                                     ----------
THAILAND -- 0.68%
Industrial Finance Corp. Warrants**........................   11,200     22,130
                                                                     ----------
TOTAL EQUITIES
 (Cost $306,109)...........................................             295,637
                                                                     ----------
                                                              FACE     MARKET
                                                             AMOUNT    VALUE
                                                            -------- ----------
INTERNATIONAL DOLLAR BONDS (NOTE 1-A) -- 83.73%
CHINA -- 2.36%
China Overseas Land & Investment
 5.250%, due 12/08/00...................................... $ 80,000     77,200
                                                                     ----------
HONG KONG -- 27.51%
Hysan Development Finance
 6.750%, due 06/01/00......................................   80,000     90,500
New World Development (BVI)
 4.375%, due 12/11/00......................................   60,000     64,575
Shangri-La Asia Capital
 2.875%, due 12/16/00......................................   70,000     57,750
Hong Kong and Shanghai Hotels
 5.000%, due 01/06/01......................................  100,000    109,000

                                                               FACE     MARKET
                                                              AMOUNT    VALUE
                                                             -------- ----------
Hong Kong Land Co.
 4.000%, due 02/23/01....................................... $ 35,000 $   30,056
Sino Land
 5.000%, due 02/26/01.......................................  100,000     98,500
Hon Kwok Land Capital
 5.300%, due 07/05/01.......................................  100,000    100,625
New World Infrastructure, Ltd.
 5.000%, due 07/15/01.......................................   60,000     61,425
Bank of East Asia, Ltd.
 2.000%, due 07/19/03.......................................  100,000    103,500
Regal Hotels International Holdings
 5.250%, due 12/13/08.......................................   95,000     92,863
Amoy Properties, Ltd.
 5.500%, due 12/29/49.......................................  100,000     91,625
                                                                      ----------
TOTAL HONG KONG.............................................             900,419
                                                                      ----------
INDONESIA -- 2.76%
Pt Indocement
 2.000%, due 02/27/06.......................................  100,000     90,250
                                                                      ----------
MALAYSIA -- 4.86%
United Engineers Berhad
 2.000%, due 03/01/04.......................................   50,000     61,500
Commerce Asset Holdings
 1.750%, due 09/26/04.......................................   80,000     97,600
                                                                      ----------
TOTAL MALAYSIA..............................................             159,100
                                                                      ----------
PHILIPPINES -- 4.84%
JG Summit (Cayman), Ltd.
 3.500%, due 12/23/03.......................................   80,000     64,400
Filinvest Capital
 2.500%, due 05/15/06.......................................   90,000     93,938
                                                                      ----------
TOTAL PHILIPPINES...........................................             158,338
                                                                      ----------
SINGAPORE -- 7.62%
Far East Levingston Shipping
 1.500%, due 05/02/01.......................................   60,000     53,550
Jardine Strategic Holdings
 7.500%, due 05/07/49.......................................   90,000     98,325
Dairy Farm International Holdings
 6.500%, due 05/10/49.......................................  135,000     97,369
                                                                      ----------
TOTAL SINGAPORE.............................................             249,244
                                                                      ----------
SOUTH KOREA -- 1.75%
Samsung Display Devices
 0.250%, due 03/12/06.......................................   60,000     57,150
                                                                      ----------

                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  August 31, 1996

-------------------------------------------------------------------------------

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND (continued)

                                                               FACE     MARKET
                                                              AMOUNT    VALUE
                                                             -------- ----------
TAIWAN -- 15.59%
Acer, Inc.
 4.000%, due 06/10/01....................................... $ 20,000 $   47,100
Far Eastern Department Stores
 3.000%, due 07/06/01.......................................   70,000     69,650
Nan Ya Plastic Corp.
 1.750%, due 07/19/01.......................................   80,000     86,400
President Enterprises
 0.000%, due 07/22/01**+....................................   40,000     62,700
Yangming Marine Transportation
 2.000%, due 10/06/01.......................................   70,000     84,000
Winbond Electronics Corp.
 2.000%, due 03/13/03.......................................  100,000     98,500
Walsin Lihwa Corp.
 3.250%, due 06/16/04.......................................   70,000     61,950
                                                                      ----------
TOTAL TAIWAN................................................             510,300
                                                                      ----------
THAILAND -- 16.44%
Central Pattana Public Co.
 2.750%, due 04/10/01.......................................   90,000     94,950
Banpu Public Co., Ltd.
 2.750%, due 04/10/03.......................................  110,000    112,750
Hemaraj Land Development
 3.500%, due 09/09/03.......................................   40,000     39,000
MDX Public Co., Ltd.
 4.750%, due 09/17/03.......................................   65,000     25,350
Sino-Thai Engineering & Construction PLC
 1.750%, due 12/17/03.......................................   30,000     32,625
Tanayong Public Co., Ltd.
 3.500%, due 03/01/04.......................................   60,000     54,300

                                                              FACE     MARKET
                                                             AMOUNT    VALUE
                                                            -------- ----------
Robinson Department Stores
 4.250%, due 04/07/04...................................... $ 50,000 $   58,875
Bangkok Bank Public Co.
 1.500%, due 08/07/06......................................  120,000    120,000
                                                                     ----------
TOTAL THAILAND.............................................             537,850
                                                                     ----------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $2,728,744).........................................           2,739,851
                                                                     ----------
                                                                       MARKET
                                                             SHARES    VALUE
                                                            -------- ----------
INVESTMENT COMPANY -- 1.47%
 (Cost $58,292)
The India Fund.............................................    6,000     48,000
                                                                     ----------
TOTAL INVESTMENTS -- 94.23%*
 (Cost $3,093,145).........................................           3,083,488
                                                                     ----------
CASH AND OTHER ASSETS, LESS LIABILITIES -- 5.77%...........             188,872
                                                                     ----------
NET ASSETS -- 100%.........................................          $3,272,360
                                                                     ==========

* Cost for Federal income tax purposes is $3,093,145 and net unrealized depreciation consists of:

  Gross unrealized
   appreciation............. $ 122,062
  Gross unrealized
   depreciation.............  (131,719)
                             ---------
  Net unrealized
   depreciation............. $  (9,657)
                             =========

**Non-income producing securities
+Convertible bond with put option


                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- SCHEDULE OF INVESTMENTS  August 31, 1996

-------------------------------------------------------------------------------

MATTHEWS KOREA FUND

                                                                       MARKET
                                                              SHARES   VALUE
                                                              ------ ----------

EQUITIES -- KOREA 95.37%
Dae Duck Electronics Co. ....................................  3,500 $  160,207
Daewoo Heavy Industries...................................... 15,000     74,153
Dong-A Pharmaceutical Co., Ltd. .............................  4,524    108,786
Dong Won Metal Industries**..................................  4,000    156,729
Halla Engineering & Construction.............................  3,500    101,678
Hankuk Electric Glass........................................  2,500     68,660
Hyundai Motor Service Co.**..................................  3,500    120,903
Inchon Iron & Steel Co. (New)**..............................  2,343     51,479
Keyang Electric Machinery Co. ...............................  1,000     21,971
Keyang Electric Machinery Co. (New)..........................    912     19,370
Korea Industrial Leasing**...................................  8,000    113,274
Korea Reinsurance (New)......................................    479     13,331
Kun Sul Chemical Industry**..................................  2,000    124,504
Kyung Nam Bank............................................... 10,000    128,166
Kyung Won Century Co.**......................................  3,000    102,899
L.G. Securities**............................................  4,000     34,471
Oriental Chemical Industries Co., Ltd. ......................  2,000     70,308
Sam Lip Industrial Co.**.....................................  3,140    118,433
Samsung Corp. (New)**........................................    299      4,329
Samsung Display Devices Co. .................................     37      2,484
Samsung Electro-Mechanics Co. ...............................  6,000    106,195
Samsung Electronics Co. .....................................    906     70,556
Samsung Electronics Co. (New)**..............................    477     35,458
Samsung Securities Co., Ltd. ................................  4,000    111,321
Samsung Securities Co., Ltd. (New)...........................    560     15,397

                                                                       MARKET
                                                              SHARES   VALUE
                                                              ------ ----------

Seoul Bank**.................................................  6,000 $   38,670
Shin Wha Engineering &
 Construction Co. ...........................................  5,000     85,444
Shin Wha Engineering &
 Construction Co. (New) .....................................    759     12,855
Shindaeyang Paper............................................  4,670    117,997
Shinhung Co. ................................................  2,000     69,820
Shinsegae Department Stores (New)**..........................  2,000    118,401
Suheung Capsule..............................................  2,000    107,415
Tongyang Merchant Bank**.....................................  7,187    109,666
                                                                     ----------
TOTAL EQUITIES
 (Cost $3,134,176)...........................................         2,595,330
                                                                     ----------
TOTAL INVESTMENTS -- 95.37%
 (Cost $3,134,176)...........................................         2,595,330
                                                                     ----------
CASH AND OTHER ASSETS,
 LESS LIABILITIES -- 4.63%...................................           126,000
                                                                     ----------
NET ASSETS -- 100%...........................................        $2,721,330
                                                                     ==========

* Cost for Federal income tax purposes is $3,134,176 and net unrealized depreciation consists of:
    Gross unrealized
     appreciation........... $  48,388
    Gross unrealized
     depreciation...........  (587,234)
                            ---------
    Net unrealized
     depreciation .......... $(538,846)
                             =========
**Non-income producing securities


                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES August 31, 1996

--------------------------------------------------------------------------------

                                                           MATTHEWS
                                               MATTHEWS      ASIAN
                                                PACIFIC   CONVERTIBLE   MATTHEWS
                                                 TIGER    SECURITIES     KOREA
                                                 FUND        FUND         FUND
                                              ----------- -----------  ----------
 ASSETS:
 Investments, at market value (Cost
  $16,091,451, $3,093,145 and $3,134,176,
  respectively)............................   $16,279,938 $3,083,488   $2,595,330
 Cash......................................       664,772    202,677       37,825
 Dividends and interest receivable.........        37,193     34,478          713
 Receivable for securities sold............       326,027          0       26,224
 Receivable for capital stock sold.........       231,348     25,000       35,851
 Deferred organization costs (Note 1-E)....        20,426     20,426       10,766
 Due from Advisor (Note 2).................        40,417     47,524       28,717
 Other assets..............................            50         32            9
                                              ----------- ----------   ----------
  Total assets.............................    17,600,171  3,413,625    2,735,435
                                              ----------- ----------   ----------
 LIABILITIES:
 Payable for securities purchased..........       403,297    126,918            0
 Payable for capital stock redeemed........         7,167          0            0
 Accrued expenses..........................        41,650     14,347       14,105
                                              ----------- ----------   ----------
  Total liabilities........................       452,114    141,265       14,105
                                              ----------- ----------   ----------
 NET ASSETS:
 Applicable to 1,586,629, 310,910 and
  376,157 shares outstanding, respectively.   $17,148,057 $3,272,360   $2,721,330
                                              =========== ==========   ==========
 NET ASSETS CONSIST OF:
 Capital paid-in...........................   $16,869,908 $3,200,249   $3,485,643
 Accumulated undistributed net investment
  income (loss)............................        19,664      4,788      (27,353)
 Accumulated undistributed net realized
  gain (loss) on investments and foreign
  currency related transactions............        69,988     76,980     (198,105)
 Net unrealized appreciation (depreciation)
  on investments and foreign currency
  related transactions.....................       188,497     (9,657)    (538,855)
                                              ----------- ----------   ----------
                                              $17,148,057 $3,272,360   $2,721,330
                                              =========== ==========   ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE....................................     $10.81      $10.53       $7.23
                                                ======      ======       =====

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS For the Year Ended August 31, 1996

--------------------------------------------------------------------------------

                                                           MATTHEWS
                                               MATTHEWS      ASIAN
                                                PACIFIC   CONVERTIBLE MATTHEWS
                                                 TIGER    SECURITIES    KOREA
                                                 FUND        FUND       FUND
                                               ---------  ----------- ---------
 INVESTMENT INCOME:
 Dividends...................................  $ 150,524   $  38,085  $   6,954
 Interest....................................     27,620      60,529      7,195
                                               ---------   ---------  ---------
  Total investment income....................    178,144      98,614     14,149
                                               ---------   ---------  ---------
 EXPENSES:
 Investment advisory fees (Note 2)...........     80,273      21,475     15,406
 Transfer agent fees.........................     37,495      33,559     31,526
 Administration fees.........................     29,671      28,154     27,558
 Accounting fees.............................     60,455      51,146     48,000
 Auditing fees...............................     21,926       5,676      5,147
 Custodian fees..............................     81,566      17,317     19,235
 Directors fees (Note 2).....................      4,583       4,583      4,583
 Legal fees..................................      1,249         981        651
 Insurance expense...........................      1,076         843        492
 Amortization of organization costs (Note 1-
  E).........................................      6,753       6,753      3,133
 Printing expense............................      2,315       2,125      2,836
 Registration expenses.......................     21,458      14,634     16,423
 Miscellaneous expenses......................        253           7          7
                                               ---------   ---------  ---------
  Total expenses.............................    349,073     187,253    174,997
 Expenses reimbursed and waived (Note 2).....   (196,594)   (147,620)  (140,698)
                                               ---------   ---------  ---------
  Net expenses...............................    152,479      39,633     34,299
                                               ---------   ---------  ---------
 NET INVESTMENT INCOME (LOSS)................     25,665      58,981    (20,150)
                                               ---------   ---------  ---------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY RELATED
  TRANSACTIONS:
 Net realized gain (loss) on investments.....     87,110      81,718   (199,001)
 Net realized loss on foreign currency
  related transactions.......................     (5,804)       (221)    (7,209)
 Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency related transactions..............    179,432     (11,326)  (512,998)
                                               ---------   ---------  ---------
 Net realized and unrealized gain (loss) on
  investments and foreign currency related
  transactions...............................    260,738      70,171   (719,208)
                                               ---------   ---------  ---------
 NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.................................  $ 286,403   $ 129,152  $(739,358)
                                               =========   =========  =========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               MATTHEWS PACIFIC     MATTHEWS ASIAN CONVERTIBLE        MATTHEWS KOREA
                                  TIGER FUND              SECURITIES FUND                  FUND
                            ----------------------  -----------------------------  ----------------------
                               YEAR       PERIOD        YEAR           PERIOD         YEAR       PERIOD
                               ENDED      ENDED         ENDED           ENDED        ENDED       ENDED
                            AUGUST 31,  AUGUST 31,   AUGUST 31,      AUGUST 31,    AUGUST 31,  AUGUST 31,
                               1996       1995*         1996            1995*         1996       1995**
                            ----------- ----------  --------------  -------------  ----------  ----------
 OPERATIONS:
 Net investment income
  (loss).................   $    25,665 $    2,361  $       58,981   $     14,571  $  (20,150)  $  2,219
 Net realized gain (loss)
  on investments and
  foreign currency
  related transactions...        81,306    (18,241)         81,497          6,074    (206,210)     5,811
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...........       179,432      9,065         (11,326)         1,669    (512,998)   (25,857)
                            ----------- ----------  --------------   ------------  ----------   --------
 Increase (Decrease) in
  net assets from
  operations.............       286,403     (6,815)        129,152         22,314    (739,358)   (17,827)
                            ----------- ----------  --------------   ------------  ----------   --------
 DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
 Net investment income...             0     (1,439)        (55,874)       (12,617)          0          0
 Realized gains on
  investments............             0          0         (10,864)             0      (7,128)         0
                            ----------- ----------  --------------   ------------  ----------   --------
                                      0     (1,439)        (66,738)       (12,617)     (7,128)         0
                            ----------- ----------  --------------   ------------  ----------   --------
 CAPITAL SHARE
  TRANSACTIONS (NET) --
   (NOTE 1-I)............    15,779,289  1,040,619       2,347,269        802,980   2,963,715    421,928
                            ----------- ----------  --------------   ------------  ----------   --------
 Total increase in net
  assets.................    16,065,692  1,032,365       2,409,683        812,677   2,217,229    404,101
 NET ASSETS:
 Beginning of period.....     1,082,365     50,000         862,677         50,000     504,101    100,000
                            ----------- ----------  --------------   ------------  ----------   --------
 End of period...........   $17,148,057 $1,082,365  $    3,272,360   $    862,677  $2,721,330   $504,101
                            =========== ==========  ==============   ============  ==========   ========

 * The Funds commenced operations on September 13, 1994.
**The Fund commenced operations on January 3, 1995.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                               MATTHEWS PACIFIC      MATTHEWS ASIAN CONVERTIBLE             MATTHEWS KOREA
                                  TIGER FUND               SECURITIES FUND                       FUND
                             ----------------------  -------------------------------     ----------------------
                                YEAR       PERIOD        YEAR             PERIOD            YEAR       PERIOD
                               ENDED       ENDED         ENDED             ENDED           ENDED       ENDED
                             AUGUST 31,  AUGUST 31,   AUGUST 31,        AUGUST 31,       AUGUST 31,  AUGUST 31,
                                1996       1995*         1996              1995*            1996       1995**
                             ----------  ----------  -------------     -------------     ----------  ----------
 Net Asset Value,
  beginning of period.....    $  9.77      $10.00     $        9.88      $      10.00     $  9.13      $10.00
                              -------      ------     -------------      ------------     -------      ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income
  (loss)..................       0.01        0.02              0.25              0.23       (0.07)       0.08 ***
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency........       1.03       (0.23)             0.75             (0.14)      (1.75)      (0.95)***
                              -------      ------     -------------      ------------     -------      ------
  Total from investment
   operations.............       1.04       (0.21)             1.00              0.09       (1.82)      (0.87)
                              -------      ------     -------------      ------------     -------      ------
 LESS DISTRIBUTIONS FROM:
 Net investment income....       0.00       (0.02)            (0.26)            (0.21)       0.00        0.00
 Net realized gains on
  investments.............       0.00        0.00             (0.09)             0.00       (0.08)       0.00
                              -------      ------     -------------      ------------     -------      ------
  Total distributions.....       0.00       (0.02)            (0.35)            (0.21)      (0.08)       0.00
                              -------      ------     -------------      ------------     -------      ------
 Net Asset Value, end of
  period..................    $ 10.81      $ 9.77     $       10.53      $       9.88     $  7.23      $ 9.13
                              =======      ======     =============      ============     =======      ======
 TOTAL RETURN.............      10.64%      (2.07)%           10.24%             0.89%     (20.11)%     (8.70)%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
  (in 000's)..............    $17,148      $1,082     $       3,272      $        863     $ 2,721      $  504
 Ratio of expenses to
  average net assets
  before reimbursement and
  waiver of expenses by
  Advisor and
  Administrator...........       4.35%      25.95%+            8.73%            23.11%+     11.36%      42.87%+
 Ratio of expenses to
  average net assets after
  reimbursement and waiver
  of expenses by Advisor
  and Administrator (Note
  2)......................       1.90%       2.17%+            1.85%             2.26%+      2.23%       0.24%+
 Ratio of net investment
  loss to average net
  assets before
  reimbursement and waiver
  of expenses by Advisor
  and Administrator.......      (2.13)%    (23.41)%+          (4.13)%          (18.68)%+   (10.44)%    (41.79)%+
 Ratio of net investment
  income (loss) to average
  net assets after
  reimbursement and waiver
  of expenses by Advisor
  and Administrator.......       0.32%       0.36%+            2.75%             2.17%+     (1.31)%      0.84%+
 Portfolio turnover.......     124.69%      92.53%            88.16%           121.63%     139.71%      42.16%
 Average commission rate
  paid....................    $0.0064         N/A     $      0.0020               N/A     $0.1397         N/A

  + Annualized
  * The Funds commenced operations on September 13, 1994.
 ** The Fund commenced operations on January 3, 1995.
*** Calculated using the average shares method.

                See accompanying notes to financial statements.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS  August 31, 1996

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Matthews International Funds (the "Company") is a no-load, open-end investment management company registered under the Investment Company Act of 1940, as amended, as a series company. The Company currently consists of three separate investment series (each a "Fund" and collectively, the "Funds"): Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund. The Matthews Pacific Tiger Fund and Matthews Korea Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies and South Korean companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Convertible Securities
Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and
India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

  The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

  Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

  B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U. S. Government.

  C. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended August 31, 1996. Therefore, no federal income tax provision is required.

  D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

  E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS August 31, 1996 (continued)

-------------------------------------------------------------------------------

  F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Convertible Securities Fund to distribute net investment income on a semi-annual basis and capital gains annually. Matthews Pacific Tiger Fund and Matthews Korea Fund distribute net investment income and capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

  H. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

  I. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest from the commencement of investment operations were as follows:

                                                                                    MATTHEWS
                                         MATTHEWS                               ASIAN CONVERTIBLE
                                    PACIFIC TIGER FUND                           SECURITIES FUND
                         -------------------------------------------  ----------------------------------------
                              YEAR ENDED            PERIOD ENDED          YEAR ENDED          PERIOD ENDED
                            AUGUST 31, 1996       AUGUST 31, 1995      AUGUST 31, 1996      AUGUST 31, 1995
                         ----------------------  -------------------  -------------------  -------------------
                          SHARES      AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Shares sold............. 1,657,416  $17,743,189  138,867  $1,365,306  259,782  $2,726,198  126,985  $1,254,801
Shares issued through
 reinvestment of
 dividends..............         0            0      144       1,365    5,283      54,160    1,196      11,927
Shares redeemed.........  (181,523)  (1,963,900) (28,275)   (276,052) (41,474)   (433,089) (40,862)   (413,748)
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Net Increase............ 1,475,893  $15,779,289  110,736  $1,090,619* 223,591  $2,347,269   87,319  $  852,980*
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========
                                         MATTHEWS
                                        KOREA FUND
                         -------------------------------------------
                              YEAR ENDED            PERIOD ENDED
                            AUGUST 31, 1996        AUGUST 31,1995
                         ----------------------  -------------------
                          SHARES      AMOUNT     SHARES     AMOUNT
                         ---------  -----------  -------  ----------
Shares sold.............   452,855  $ 3,926,319   59,910  $  565,969
Shares issued through
 reinvestment of
 dividends..............       801        6,952        0           0
Shares redeemed.........  (132,685)    (969,556)  (4,724)    (44,041)
                         ---------  -----------  -------  ----------
Net Increase............   320,971  $ 2,963,715   55,186  $  521,928*
                         =========  ===========  =======  ==========

* Included in these amounts are $50,000, $50,000 and $100,000 in seed money for the Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund, respectively.

MATTHEWS INTERNATIONAL FUNDS -- NOTES TO FINANCIAL STATEMENTS August 31, 1996 (continued)

-------------------------------------------------------------------------------

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. In accordance with Blue Sky limitations, the Advisor has agreed to waive its fees and voluntarily reimburse each Fund to the extent total annualized expenses exceed permissible limits applicable to each Fund in any state in which its shares are then qualified for sale. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the year ended August 31, 1996, are as follows:

                                                          EXPENSES
                         INVESTMENT PERMISSIBLE          WAIVED AND
                          ADVISORY    EXPENSE   ADVISORY REIMBURSED DUE FROM   DAEWOO
                          FEE RATE  LIMITATION    FEES   BY ADVISOR ADVISOR  SECURITIES
                         ---------- ----------- -------- ---------- -------- ----------
Matthews Pacific Tiger
 Fund...................    1.00%      1.90%    $80,273   $196,594  $40,417       --
Matthews Asian
 Convertible Securities
 Fund...................    1.00       1.90      21,475    147,620   47,524       --
Matthews Korea Fund.....    1.00       2.50      15,406    140,698   28,717   $11,584**

**Daewoo Securities is the affiliated broker for the Fund. This amount is the affiliated brokerage commissions paid.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended August 31, 1996, excluding temporary short-term investments, are as follows:

                                                                      PROCEEDS
                                                          PURCHASES  FROM SALES
                                                         ----------- ----------
Matthews Pacific Tiger Fund............................. $24,647,949 $9,633,492
Matthews Asian Convertible Securities Fund..............   3,974,785  1,744,459
Matthews Korea Fund.....................................   4,745,280  1,866,463

The Funds invest excess cash in interest bearing deposits at The Bank of New
York.

4. CAPITAL LOSS CARRYOVER
At August 31, 1996, the Matthews Korea Fund had a capital loss carryover of $198,919 expiring in 2004 to offset possible future capital gains of the Fund.

REPORT OF INDEPENDENT AUDITORS

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To The Shareholders and Board of Trustees of Matthews International Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Matthews International Funds (comprising Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund and Matthews Korea Fund, collectively referred to as the "Funds") as of August 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets, and the financial highlights, of the Funds for the periods ended August 31, 1995 were audited by other auditors whose report dated September 29, 1995 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Matthews International Funds as of August 31, 1996, the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

San Francisco, California
October 4, 1996

BOARD OF TRUSTEES
G. Paul Matthews
John H. Dracott
Richard K. Lyons
Robert K. Connolly
Dong Wook Park
David FitzWilliam-Lay
Norman J. Berryessa

OFFICERS
G. Paul Matthews
John H. Dracott

INVESTMENT ADVISOR
Matthews International Capital Management
655 Montgomery Street, Suite 1438
San Francisco, CA 94111
(800) 789-ASIA

KOREAN ADVISOR
Daewoo Capital Management Co., Ltd.
34-3, Yoido-dong, Yungdungpo-gu
Seoul, 150-010 Korea

UNDERWRITER
Fund/Plan Broker Services, Inc.
2 W. Elm Street
Conshohocken, PA 19428
(800) 892-0382

SHAREHOLDER SERVICES
Fund/Plan Services, Inc.
2 W. Elm Street
Conshohocken, PA 19428
(800) 892-0382

CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286

LEGAL COUNSEL
Shartsis, Friese & Ginsburg
One Maritime Plaza, 18th Floor
San Francisco, CA 94111

AUDITORS
Ernst & Young LLP
555 California Street, Suite 1700
San Francisco, CA 94104

    FOR ADDITIONAL INFORMATION ABOUT THE MATTHEWS INTERNATIONAL FUNDS CALL:
                                (800) 789-ASIA

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

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                                 ANNUAL REPORT
                                AUGUST 31, 1996


                                     (ART)


                          MATTHEWS PACIFIC TIGER FUND

                  MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                              MATTHEWS KOREA FUND

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                         MATTHEWS INTERNATIONAL FUNDS
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